Lease Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease, payments	$ 116,212	$ 98,318	$ 89,251
Non-cash transactions to recognize operating assets and liabilities for new leases	58,223	194,863	101,971
Operating lease right of use assets	515,620,000	527,075,000
Operating lease liability	575,201,000	538,969,000
Operating lease, expense	116,501,000	107,678,000
Operating lease, expense			94,296,000
Lease Income	$ 12,297,000	$ 12,220,000	$ 8,338,000